Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2020		2019
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$18,752	$18,752	$10,696	$10,696
Restricted cash	37	37	35	35
Short-term investments	29,054	29,054	35,693	35,693
Long-term investments	992	992	4,172	4,172